SUBSEQUENT EVENTS (Details Narrative)								12 Months Ended
	Mar. 30, 2026 USD ($)	Mar. 26, 2026 USD ($)	Mar. 23, 2026 USD ($) $ / shares shares	Jan. 04, 2026 USD ($)	Jan. 04, 2026 CNY (¥)	Aug. 07, 2025 $ / shares shares	Mar. 21, 2024 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Mar. 26, 2026 CNY (¥)	Dec. 08, 2025 $ / shares	Dec. 11, 2024 $ / shares	Sep. 15, 2023 $ / shares	Mar. 01, 2023 $ / shares	Feb. 28, 2023 $ / shares	Mar. 14, 2022 $ / shares	Oct. 25, 2021 $ / shares
Subsequent Event [Line Items]
Gross proceeds | $							$ 5,520,000		$ 3,180,963
Common stock, par value								$ 0.001	$ 0.001			$ 0.001			$ 0.001	$ 1	$ 0.001	$ 0.001
Shares issued price per share														$ 3.16
Common Class A [Member]
Subsequent Event [Line Items]
Number of shares issued | shares						3,730,320		2,688,514
Common stock, par value						$ 0.001		$ 0.001	$ 0.001				$ 0.001
Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds | $			$ 2,000,000
Number of shares issued | shares			3,921,567
Common stock, par value			$ 0.001
Pre-funded units | shares			3,921,567
Number of option exceed | shares			19,607,835
Net proceeds received | $	$ 1,850,000
Line of credit facility, average outstanding amount				$ 1,400,000	¥ 10,000,000
Annual interest rate				2.80%	2.80%
Repayment of bank loan		$ 714,990									¥ 5,000,000
Debt maturity date		Apr. 15, 2026
Debt interest rate		2.80%
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Exercise price			$ 0.561
Subsequent Event [Member] | Pre Funded Warrant [Member]
Subsequent Event [Line Items]
Exercise price			0.001
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Shares issued price per share			0.51
Exercise price			0.001
Subsequent Event [Member] | Pre Funded Units [Member]
Subsequent Event [Line Items]
Shares issued price per share			$ 0.509